Capital and Reserves (Details) - Schedule of issued share capital - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Capital and Reserves (Details) - Schedule of issued share capital [Line Items]
Number	1,180,053	748,213
Value (CHF)	SFr 236,011	SFr 149,643
Ordinary Shares Nominal Value [member]
Capital and Reserves (Details) - Schedule of issued share capital [Line Items]
Number	1,180,053	748,213
Value (CHF)	SFr 236,011	SFr 149,643